H3 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows [Abstract]
Summary of Adjustments to Reconcile Net Income to Cash
Adjustments to reconcile net income to cash
	2020	2019	2018
Property, plant and equipment
Depreciations	3,602	3,587	3,275
Impairment losses/reversals of impairments	512	360	568
Total	4,114	3,947	3,843

Right-of-use assets
Depreciations	2,387	2,474	—
Impairment losses/reversals of impairments	47	75	—
Total	2,434	2,549	—

Intangible assets
Amortizations
Capitalized development expenses	906	1,519	2,559
Intellectual Property Rights, brands and other intangible assets	1,083	1,019	1,387
Total amortizations	1,989	2,538	3,946
Impairments
Capitalized development expenses	—	36	254
Intellectual Property Rights, brands and other intangible assets	137	19	—
Goodwill	—	—	275
Total impairments	137	55	529
Total	2,126	2,593	4,475
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,674	9,089	8,318
Taxes	6,123	1,652	(1,897)
Dividends from joint ventures/associated companies 1)	43	66	30
Undistributed earnings in joint ventures/ associated companies 1)	331	340	(53)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net 2)	77	(812)	212
Other non-cash items 3)	(333)	1,891	1,220
Total adjustments to reconcile net income to cash	14,915	12,226	7,830

1)	See note E3 “Associated companies.”
2)	See note B4 “Other operating income and expense.”
3)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations
Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2020
Cash ﬂow from business combinations 1)	(9,534)	4
Acquisitions/divestments of other investments	(123)	55
Total	(9,657)	59

2019
Cash ﬂow from business combinations 1)	(1,815)	360
Acquisitions/divestments of other investments	62	(112)
Total	(1,753)	248

2018
Cash ﬂow from business combinations 1)	(1,220)	226
Acquisitions/divestments of other investments	(398)	107
Total	(1,618)	333

1)	See also note E2 “Business combinations.”